Leases - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Leases
Lease costs under operating leases	¥ 27,357,349	$ 3,863,541	¥ 56,019,089	¥ 80,884,049
Weighted average discount rate	6.52%		3.08%		6.52%
Weighted average remaining lease term	36 months		11 months		36 months
Over 5 years	¥ 934,146		¥ 0		$ 131,572